Long-Term Loans To A Supplier	12 Months Ended
Dec. 31, 2010
Long-Term Loans To A Supplier [Abstract]
LONG-TERM LOANS TO A SUPPLIER

14.	LONG-TERM LOANS TO A SUPPLIER

As part of the agreement specified in Note 13 “Long-term Prepayments”, an aggregate amount of $625 million in loans was committed to Supplier B with a drawdown period of eleven years starting from 2007, as a means of securing the Company’s obligations to the supplier. The supplier shall use the loan to expand its manufacturing capacity, and is required to repay 97% of the prior years’ loan principal over the follow two years, 50% in each year. Aggregately, the loan shall be repaid by the supplier, without interest, up to the amount of $606.3 million (97% of the aggregate loan amount). The 3% difference between the loan payment and loan payback is being amortized to cost of revenues over the contract term. The loan payment and loan payback amounts for each year are fixed according to a schedule agreed to by both parties, and are as follows:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Year 11
Contract Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	Total
Loan payment	$87.5	$25.0	$37.5	$50.0	$75.0	$75.0	$75.0	$125.0	$75.0	$0	$0	$625.0
Loan payback	$0	$42.4	$54.6	$30.3	$42.4	$60.6	$72.8	$72.8	$97.0	$97.0	$36.4	$606.3

If the Company fails to purchase the yearly minimum quantities in any contract year under the “take or pay” provisions, the supplier may retain a portion of the loan up to the purchase shortfall. During the year ended December 31, 2009, the Company received a repayment of $54.6 million from Supplier B and loaned Supplier B of $37.5 million. No repayment and receipt occurred in 2010 as the Company is under negotiation with this supplier to amend the this agreement. The outstanding principal amount of the loan due from this supplier was $53.0 million as of December 31, 2010. Imputed interest was computed using a weighted average interest rate of 2.2% for comparable long-term supplier borrowings. A total of $8.4 million has been accrued and charged as imputed interest income for the interest free loan as of December 31, 2010 and amortized imputed interest income recorded as cost of revenue amounts to $2.0 million, $2.4 million and $2.9 million for the years ended December 31, 2008, 2009 and 2010, respectively.